Goodwill and Finite Life Intangibles Assets - Schedule of Identified Intangible Assets (Details) (10-Q) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Identified intangible assets Gross	$ 191,698	$ 273,430	$ 773,131
Identified intangible assets Accumulated Amortization	205,374	358,206	663,870
Total identified intangible assets	397,072	631,636	1,437,001
Customer Contracts [Member]
Identified intangible assets Gross	783,631	783,631	1,000,000
Identified intangible assets Accumulated Amortization	917,000	917,000	917,000
Total identified intangible assets	$ 1,700,631	$ 1,700,631	$ 1,917,000
Customer Contracts [Member] | Minimum [Member]
Amortizable Period (years)	3 years	3 years	3 years
Customer Contracts [Member] | Maximum [Member]
Amortizable Period (years)	5 years	5 years	5 years
Proprietary Software [Member]
Identified intangible assets Gross	$ (591,933)	$ (510,201)	$ (226,869)
Identified intangible assets Accumulated Amortization	(711,626)	(558,794)	(253,130)
Total identified intangible assets	$ (1,303,559)	$ (1,068,995)	$ (479,999)
Amortizable Period (years)	3 years	3 years	3 years